Securities - Available for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 18,138	$ 18,563
Gross Unrealized Gains	20	31
Gross Unrealized Losses	(32)	(263)
Fair Value	18,126	18,331
U.S. Government and agency obligations
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	14,043	12,610
Gross Unrealized Gains	6	7
Gross Unrealized Losses	(14)	(162)
Fair Value	14,035	12,455
Mortgage-backed securities - residential
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4,095	5,953
Gross Unrealized Gains	14	24
Gross Unrealized Losses	(18)	(101)
Fair Value	$ 4,091	$ 5,876